Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2020			$ 111,739,000	$ (64,768,000)	$ 46,971,000	$ 74,000	$ 47,045,000
Balance, shares at Dec. 31, 2020		312,760,305
Issuance of ordinary shares, net of issuance costs	[1]		13,508,000		13,508,000		13,508,000
Issuance of ordinary shares, net of issuance costs, shares		6,891,720
Exercise of options			57,000		57,000		57,000
Exercise of options, shares		1,605,402
Exercise of warrants			595,000		595,000		595,000
Exercise of warrants, shares		1,174,589
Share-based payment			2,310,000		2,310,000	154,000	2,464,000
Share-based payment, shares		220,000
Loss for the year				(15,036,000)	(15,036,000)		(15,036,000)
Balance at Dec. 31, 2021			128,209,000	(79,804,000)	48,405,000	228,000	48,633,000
Balance, shares at Dec. 31, 2021		322,652,016
Exercise of options			4,000		4,000		4,000
Exercise of options, shares		7,540
Share-based payment			1,597,000		1,597,000	225,000	1,822,000
Share-based payment, shares		320,000
Loss for the year				(21,676,000)	(21,676,000)		(21,676,000)
Balance at Dec. 31, 2022			129,810,000	(101,480,000)	28,330,000	453,000	28,783,000
Balance, shares at Dec. 31, 2022		322,979,556
Issuance of ordinary shares, net of issuance costs	[1]		4,181,000		4,181,000		4,181,000
Issuance of ordinary shares, net of issuance costs, shares	[1]	136,798,500
Share-based payment			1,291,000		1,291,000	150,000	1,441,000
Loss for the year				(18,410,000)	(18,410,000)		(18,410,000)
Balance at Dec. 31, 2023			$ 135,282,000	$ (119,890,000)	$ 15,392,000	$ 603,000	$ 15,995,000
Balance, shares at Dec. 31, 2023		459,778,056

[1]	Issuance costs in the amount of $485 and $465 in 2023 and 2021 respectively.